Income Taxes	3 Months Ended
Mar. 31, 2013
Income Taxes

11. Income Taxes

The components of income before income taxes were as follows:

	Year Ended December 31,
	2011	2012
Ireland	$6,549	$7,561
Foreign	(2,815)	1,754

Income before income taxes	$3,734	$9,315

The components of the provision for income taxes were as follows:

	Year Ended December 31,
	2011	2012
Current tax provision:
Ireland taxes	$481	$1,746
Foreign taxes	(114)	(1,829)

Total current tax provision (benefit)	367	(83)

Deferred tax provision (benefit):
Ireland taxes	1,054	79
Foreign taxes	(556)	3,911

Total deferred tax provision (benefit)	498	3,990

Total provision for income taxes	$865	$3,907

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2011	2012
Ireland statutory corporate income tax rate	12.5%	12.5%
Income (loss) of Irish non-trading entities	(11.5)	(9.9)
Foreign rate differential	(20.9)	5.1
Uncertain tax positions	16.2	14.8
Change in deferred tax asset valuation allowance	9.8	17.2
Permanent differences	17.1	3.5
Tax credits	—	(3.9)
Intangible assets basis adjustment	—	—
Tax law changes	—	—
Deferred charge on intercompany transaction	—	3.5
Other differences	—	(0.9)

Effective income tax rate	23.2%	41.9%

The Company’s effective income tax rate for the three months ended March 31, 2012 and 2013 (unaudited) was 41.2% and 41.6%, respectively, on pre-tax income of $1,742 and $5,065, respectively. The Company’s effective tax rate for the three months ended March 31, 2012 (unaudited) was higher than the statutory Irish rate of 12.5% primarily due to the recording of interest and penalties associated with its uncertain tax positions and an increase in the valuation allowance for deferred tax assets related to certain Irish net operating loss carryforwards. The increase associated with these items was partially offset by the release of reserves for uncertain tax positions due to the expiration of a statute of limitations in the United Kingdom and research tax credits in Ireland. The Company’s effective tax rate for the three months ended March 31, 2013 (unaudited) was higher than the statutory Irish rate of 12.5% primarily due to the recording of interest and penalties associated with its uncertain tax positions and an increase in the valuation allowance for deferred tax assets related to certain Irish net operating loss carryforwards. The increase associated with these items was partially offset by research tax credits in Ireland.

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$8,476	$6,394
Deferred revenue	7,580	6,552
Accrued expenses	1,559	1,233
Reserves and allowances	1,909	3,101
Share-based compensation	866	925
Other	261	—

Total deferred tax assets	20,651	18,205

Deferred tax liabilities:
Acquired intangible assets	(3,298)	(2,426)
Depreciation and amortization	(3,737)	(6.745)
Other	—	(294)

Total deferred tax liabilities	(7,035)	(9,465)

Valuation allowance	(975)	(2,581)

Net deferred tax assets	$12,641	$6,159

Deferred tax assets relating to tax benefits of employee stock option grants have been reduced to reflect exercises in 2012. Some exercises resulted in tax deductions in excess of previously recorded benefits based on the option value at the time of grant (“windfalls”). Although these additional tax benefits or windfalls are reflected in net operating tax loss carryforwards, pursuant to Accounting Standards Codification 718, Compensation-Stock Compensation (“ASC 718”), the additional tax benefit associated with the windfall is not recognized until the deduction reduces taxes payable. Accordingly, since the tax benefit does not reduce our current taxes payable in 2012 due to net operating loss carryforwards, these windfall tax benefits are not reflected in our net operating losses in deferred tax assets for 2012. Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets for 2012 are $826.

As of December 31, 2011 and 2012, the Company had net operating loss carryforwards in the United States of approximately $22,489 and $9,079, respectively, available to reduce future federal taxable income and had approximately $5,847, $10,657 and $3,971, respectively, available to reduce future state taxable income. The federal net operating loss carryforwards will expire from 2026 through 2031, and the state net operating loss carryforwards will expire from 2017 through 2031. Under certain circumstances, the utilization of these net operating loss carryforwards on an annual basis may be limited under U.S. tax law.

As of December 31, 2011 and 2012, the Company had net operating loss carryforwards in Ireland of approximately $3,899 and $10,323, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely, but utilization is limited to the same entity and trades that generated the losses.

As of December 31, 2011 and 2012, the Company had net operating loss carryforwards in the United Kingdom of approximately $3,105 and $2,310, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely.

As of December 31, 2011 and 2012, the Company’s net deferred tax asset balances of $12,641 and $6159, respectively, are primarily related to the Company’s U.S. operations. The Company has concluded, based on the weight of available evidence, that those net deferred tax assets are more likely than not to be realized in the future. As a result of losses incurred in recent years, the Company’s subsidiaries in the United States, which file a consolidated group tax return for federal and state tax purposes, are in a three-year cumulative pre-tax loss position. When assessing the realizability of deferred tax assets, a cumulative loss position is considered significant negative evidence that is difficult to overcome to conclude that a valuation allowance should not be recorded against deferred tax assets. The Company has concluded that with respect to its subsidiaries in the United States there is sufficient positive evidence to overcome this negative evidence given its future forecasted income and the relatively long carryforward periods permitted for net operating loss carryforwards in the United States. In arriving at this conclusion, the Company forecasted future income in the United States using fiscal year 2011 results as a base, then adjusted for (i) verifiable evidence of known reductions in certain future expenses, including amortization expense from acquired intangible assets and interest expense, which will be lower in the future due to lower borrowing rates as a result of its new credit facility entered into in May 2012 and (ii) income from a newly executed customer contract. The Company believes that the future earnings forecasts combined with the lengthy carryforward period of the net operating loss carryforwards would produce sufficient taxable income in its subsidiaries in the United States to fully realize the deferred tax assets before expiration of the U.S. federal and state carryforward periods. Accordingly, no valuation allowance has been recorded for the net operating loss carryforwards in the United States as of December 31, 2012.

As of December 31, 2011 and 2012, the Company had recorded a valuation allowance of $975 and $2,581, respectively, against its net deferred tax assets in Ireland because the Company believes that it is more likely than not that the tax assets, which consist principally of net operating loss carryforwards, will not be realized. The utilization of these losses is limited to certain types of income being generated by the Company. The increase in the valuation allowance of $363, $368 and $1606 in 2010, 2011 and 2012, respectively, related to the operations in Ireland.

In the normal course of business, the Company and its subsidiaries are subject to examination by various taxing authorities in the United States, Ireland and the United Kingdom. As of March 31, 2013, the Company remains subject to examination in the United States for tax years 2004 through 2012, in Ireland for tax years 2008 through 2012, and in the United Kingdom for tax years 2011 and 2012.

As of December 31, 2011 and 2012, the Company had recorded liabilities for unrecognized tax benefits of $12,348 and $7,276, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company recorded as part of its provision for income taxes $1,477, $1,446, and $1,470, respectively, of interest and penalties related to its unrecognized tax benefits. Accrued income taxes (non-current) recorded in the Company’s consolidated balance sheets as of December 31, 2010, 2011 and 2012 of $18,839, $17,825 and $14,559, respectively, consisted of the liabilities recorded for unrecognized tax benefits of $14,808, $12,348 and $7,276, respectively, as well as accrued interest and penalties totaling $4,031, $5,477 and $7,283, respectively.

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	$16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775

As of December 31, 2011 and 2012, there were $13,861 and $10,519, respectively, of unrecognized tax benefits that, if recognized, would affect the Company’s provision for income taxes. These amounts include unrecognized tax benefits recorded against related deferred tax assets as well as those recorded as liabilities in the consolidated balance sheets. It is reasonably possible that within the next 12 months our unrecognized tax benefits, exclusive of interest, may decrease by up to $11,290, the majority of which will affect earnings. This is primarily due to statute of limitations expiring for the recognition of these tax benefits of our non-Irish subsidiaries in 2013.

As of December 31, 2012, the Company’s foreign subsidiaries in the United States and the United Kingdom had no undistributed earnings.